Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				7 Months Ended	9 Months Ended
	Sep. 30, 2022		Oct. 01, 2021		Dec. 31, 2021	Sep. 30, 2022		Oct. 01, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 7,216	[1]	$ 8,934	[1]	$ 1,000	$ 22,523	[1]	$ 27,130	[1]

[1]	Included within the Selling, general and administrative expense line withing the Consolidated and Combined Condensed Statements of Operations.